VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—4.7%
U.S. Treasury Bonds
4.625%, 5/15/54	$370	$353
4.625%, 2/15/55	1,850	1,765
4.750%, 5/15/55	330	321
U.S. Treasury Notes
4.625%, 6/30/26	205	205
3.875%, 7/31/30	415	414
4.625%, 2/15/35	800	821
Total U.S. Government Securities (Identified Cost $3,962)		3,879

Foreign Government Securities—14.3%
Arab Republic of Egypt
144A 7.600%, 3/1/29(2)	77	79
144A 8.625%, 2/4/30(2)	35	36
144A 5.875%, 2/16/31(2)	32	29
144A 7.053%, 1/15/32(2)	50	47
144A 8.500%, 1/31/47(2)	154	133
144A 8.750%, 9/30/51(2)	27	24
Benin Government International Bond 144A 7.960%, 2/13/38(2)	43	42
Bolivarian Republic of Venezuela RegS 12.750%, 8/23/22(3)(4)	215	108
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/29	610 BRL	109
Series F 10.000%, 1/1/31	1,920 BRL	324
Bulgaria Government International Bond RegS 5.000%, 3/5/37(4)	24	23
Costa Rica Government
144A 6.550%, 4/3/34(2)	24	25
144A 7.300%, 11/13/54(2)	53	57
Czech Republic Government Bond 1.750%, 6/23/32	10,230 CZK	407
Dominican Republic
144A 6.600%, 6/1/36(2)	63	63
144A 6.950%, 3/15/37(2)	52	53
RegS 6.950%, 3/15/37(4)	241	245
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)	103	103
Federal Republic of Ethiopia 144A 6.625%, 12/11/26(2)(3)	29	30
Federative Republic of Brazil
6.000%, 10/20/33	57	57
6.625%, 3/15/35	67	69
6.250%, 5/22/36	25	25
7.250%, 1/12/56	129	126
Hungary Government International Bond
144A 6.250%, 9/22/32(2)	188	196
	Par Value(1)	Value

Foreign Government Securities—continued
144A 5.500%, 6/16/34(2)	$13	$13
144A 6.000%, 9/26/35(2)	52	53
144A 5.500%, 3/26/36(2)	98	95
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(2)	82	76
Kingdom of Bahrain
144A 7.375%, 5/14/30(2)	64	64
144A 5.625%, 5/18/34(2)	45	40
144A 7.500%, 7/7/37(2)	50	49
144A 6.625%, 10/6/37(2)	71	64
144A 7.100%, 2/3/38(2)	210	197
KSA Ijarah Sukuk Ltd. 144A 4.875%, 9/9/35(2)	77	75
Lebanon Government International Bond
RegS 8.250%, 4/12/21(3)(4)	66	16
RegS 7.000%, 3/23/32(3)(4)	102	24
Malaysia Government Bond 2.632%, 4/15/31	2,040 MYR	485
Mex Bonos Desarr
8.500%, 5/31/29	3,780 MXN	210
7.750%, 11/13/42	4,300 MXN	199
Oman Government International Bond
144A 6.250%, 1/25/31(2)	121	126
144A 6.500%, 3/8/47(2)	242	247
Republic of Angola
144A 9.244%, 1/15/31(2)	33	33
144A 8.750%, 4/14/32(2)	67	65
Republic of Argentina
0.750%, 7/9/30(5)	192	161
4.125%, 7/9/35(5)	200	145
3.500%, 7/9/41(5)	170	114
4.125%, 7/9/46(5)	135	93
Republic of Chile 4.950%, 1/5/36	221	219
Republic of Colombia
8.000%, 11/14/35	307	321
8.750%, 11/14/53	50	54
Republic of Ecuador
144A 9.250%, 1/29/39(2)	200	196
RegS 5.000%, 7/31/40(4)(5)	26	20
Republic of El Salvador
RegS 7.650%, 6/15/35(4)	118	115
RegS 7.625%, 2/1/41(4)	34	32
Republic of Gabon 144A 6.625%, 2/6/31(2)	33	28
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Ghana RegS 5.000%, 7/3/35(4)(5)	$121	$103
Republic of Guatemala RegS 6.250%, 8/15/36(4)	47	48
Republic of Indonesia
4.750%, 9/10/34	86	83
5.600%, 1/15/35	189	192
4.200%, 10/15/50	68	53
5.100%, 2/10/54	20	18
Republic of Ivory Coast
144A 8.075%, 4/1/36(2)	25	25
144A 8.250%, 1/30/37(2)	59	60
Republic of Kazakhstan
144A 4.412%, 10/28/30(2)	50	49
144A 5.500%, 7/1/37(2)	144	144
Republic of Kenya
144A 7.875%, 10/9/33(2)	41	38
144A 7.875%, 2/26/34(2)	46	42
144A 9.500%, 3/5/36(2)	86	84
144A 8.700%, 2/26/39(2)	34	31
Republic of Nigeria
144A 9.625%, 6/9/31(2)	40	44
144A 7.375%, 9/28/33(2)	85	83
144A 10.375%, 12/9/34(2)	98	112
Republic of Panama
3.875%, 3/17/28	50	49
5.227%, 2/23/34	80	77
6.700%, 1/26/36	31	33
4.300%, 4/29/53	91	66
Republic of Peru
2.783%, 1/23/31	38	35
5.375%, 2/8/35	143	143
5.875%, 8/8/54	50	48
3.600%, 1/15/72	36	22
Republic of Philippines
5.500%, 2/4/35	70	71
4.750%, 3/5/35	27	26
Republic of Poland
4.875%, 10/4/33	43	43
5.125%, 9/18/34	138	138
5.375%, 2/12/35	62	63
Republic of Senegal 144A 6.250%, 5/23/33(2)	54	28
Republic of South Africa
5.875%, 6/22/30	42	42
5.650%, 9/27/47	174	135
8.750%, 2/28/48	7,700 ZAR	411
144A 7.100%, 11/19/36(2)	62	64
144A 6.125%, 12/11/37(2)	101	94
	Par Value(1)	Value

Foreign Government Securities—continued
144A 7.950%, 11/19/54(2)	$45	$44
Republic of Sri Lanka 144A 3.600%, 6/15/35(2)(5)	187	142
Republic of Turkiye
9.125%, 7/13/30	235	257
7.125%, 2/12/32	41	41
6.300%, 3/14/33	18	17
7.625%, 5/15/34	65	66
6.950%, 9/16/35	63	60
6.800%, 11/4/36	50	47
6.625%, 2/17/45	123	104
Republic of Zambia 144A 5.750%, 6/30/33(2)(5)	46	43
Republica Orient Uruguay
5.100%, 6/18/50	99	91
4.975%, 4/20/55	38	34
Romanian Government International Bond
144A 5.875%, 1/30/29(2)	34	34
144A 7.125%, 1/17/33(2)	38	40
144A 6.375%, 1/30/34(2)	174	173
144A 6.000%, 5/25/34(2)	102	99
144A 5.750%, 3/24/35(2)	43	40
144A 5.750%, 7/4/36(2)	42	39
Saudi International Bond
144A 5.375%, 1/13/31(2)	82	84
144A 5.625%, 1/13/35(2)	109	112
144A 4.875%, 1/12/36(2)	159	154
144A 4.500%, 10/26/46(2)	201	163
144A 3.750%, 1/21/55(2)	120	81
Suriname Government International Bond 144A 8.500%, 11/6/35(2)	62	64
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(2)	34	34
144A 6.400%, 6/26/34(2)	9	9
144A 6.500%, 1/28/36(2)	25	25
Ukraine Government Bond
144A 4.500%, 2/1/29(2)(5)	36	25
144A 4.000%, 2/1/32(2)(5)	75	54
144A 4.500%, 2/1/35(2)(5)	6	3
144A 0.000%, 2/1/36(2)(5)	33	15
RegS 4.500%, 2/1/29(4)(5)	18	13
RegS 0.000%, 2/1/30(4)(5)	4	2
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
RegS 4.000%, 2/1/32(4)(5)	$193	$139
RegS 0.000%, 2/1/34(4)(5)	12	5
RegS 0.000%, 2/1/35(4)(5)	— (6)	— (6)
RegS 4.500%, 2/1/35(4)(5)	— (6)	— (6)
RegS 0.000%, 2/1/36(4)(5)	— (6)	— (6)
RegS 4.500%, 2/1/36(4)(5)	3	2
United Mexican States
5.850%, 7/2/32	80	81
3.500%, 2/12/34	101	86
6.000%, 5/7/36	97	96
6.625%, 1/29/38	55	56
6.125%, 2/9/38	59	58
6.338%, 5/4/53	137	128
Uzbekistan International Bond
144A 3.700%, 11/25/30(2)	50	45
144A 6.900%, 2/28/32(2)	29	30
Total Foreign Government Securities (Identified Cost $11,703)		11,771

Mortgage-Backed Securities—10.5%
Agency—10.5%
Federal Home Loan Mortgage Corporation
Pool #SD6322 4.500%, 8/1/53	448	436
Pool #SD8343 6.000%, 7/1/53	202	207
Pool #SD8382 5.000%, 12/1/53	404	399
Pool #SD8492 5.000%, 1/1/55	561	554
Pool #SD8494 5.500%, 1/1/55	780	784
Pool #SL0019 5.500%, 1/1/55	781	785
Pool #SL0627 6.000%, 10/1/54	683	697
Pool #SL1127 6.000%, 12/1/54	728	742
Pool #SL3344 5.000%, 3/1/55	412	406
Federal National Mortgage Association
Pool #FA0685 6.000%, 1/1/55	349	356
Pool #FA1728 6.000%, 10/1/53	797	816
Pool #FS4438 5.000%, 11/1/52	357	354
Pool #FS7751 4.000%, 3/1/53	676	640
Pool #FS8791 6.000%, 8/1/54	381	389
Pool #MA4805 4.500%, 11/1/52	460	446
	Par Value(1)	Value

Agency—continued
Pool #MA4980 6.000%, 4/1/53	$314	$322
Pool #MA5072 5.500%, 7/1/53	336	338
Total Mortgage-Backed Securities (Identified Cost $8,658)		8,671

Convertible Bonds and Notes—0.2%
Financials—0.0%
EZCORP, Inc. 144A 3.750%, 12/15/29(2)	8	19
Industrials—0.1%
Granite Construction, Inc. 3.250%, 6/15/30	13	21
Information Technology—0.1%
Lumentum Holdings, Inc. 1.500%, 12/15/29	4	40
Seagate HDD Cayman 3.500%, 6/1/28	4	19
Western Digital Corp. 3.000%, 11/15/28	4	29
		88

Total Convertible Bonds and Notes (Identified Cost $133)		128

Corporate Bonds and Notes—22.8%
Communication Services—0.4%
IHS Holding Ltd. 144A 8.250%, 11/29/31(2)	22	22
Meta Platforms, Inc. 5.750%, 11/15/65	145	135
Sprint Capital Corp. 8.750%, 3/15/32	120	143
		300

Consumer Discretionary—0.7%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(2)	155	157
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	190	134
Ford Motor Credit Co. LLC 7.350%, 3/6/30	105	111
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	165	161
		563

Consumer Staples—0.2%
Pilgrim’s Pride Corp. 6.250%, 7/1/33	174	182
Energy—3.3%
APA Corp. 6.750%, 2/15/55	165	165
BP Capital Markets plc 4.875% (7)	135	133
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(2)	$170	$179
Enbridge, Inc. 8.500%, 1/15/84	155	174
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	310	282
Harbour Energy plc 144A 6.327%, 4/1/35(2)	175	179
HF Sinclair Corp. 6.250%, 1/15/35	160	165
Occidental Petroleum Corp. 6.200%, 3/15/40	130	133
Pertamina Persero PT 144A 6.450%, 5/30/44(2)	60	61
Petroleos de Venezuela S.A. RegS 9.000%, 11/17/21(3)(4)	485	187
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(4)	52	41
Petroleos Mexicanos
6.840%, 1/23/30	41	41
5.950%, 1/28/31	44	42
6.700%, 2/16/32	54	53
7.690%, 1/23/50	20	17
6.950%, 1/28/60	75	59
6.350%, 2/12/48	104	80
Petronas Capital Ltd. 144A 5.848%, 4/3/55(2)	86	88
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)	297	263
Uzbekneftegaz JSC 144A 8.750%, 5/7/30(2)	31	33
Western Midstream Operating LP 5.250%, 2/1/50	215	181
Williams Cos., Inc. (The) 5.150%, 3/15/34	125	125
YPF S.A. 144A 9.500%, 1/17/31(2)	32	34
		2,715

Exploration & Production—0.0%
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(2)	42	41
Financials—11.8%
AerCap Ireland Capital DAC 6.950%, 3/10/55	90	92
Allianz SE 144A 6.350%, 9/6/53(2)	200	208
Ally Financial, Inc. 8.000%, 11/1/31	145	161
American Express Co.
5.625%, 7/28/34	185	189
5.412%, 2/8/41	55	55
Apollo Debt Solutions BDC
6.900%, 4/13/29	70	72
5.875%, 8/30/30	85	84
Apollo Global Management, Inc. 6.000%, 12/15/54	175	164
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	285	265
Atlas Warehouse Lending Co. LP 144A 5.250%, 1/15/33(2)	170	165
	Par Value(1)	Value

Financials—continued
Aviation Capital Group LLC 144A 4.875%, 1/28/33(2)	$150	$145
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	50	50
Bank of America Corp. 5.518%, 10/25/35	225	225
Barclays plc 7.437%, 11/2/33	200	224
Blackstone Private Credit Fund 6.000%, 1/29/32	180	175
Blue Owl Finance LLC 3.125%, 6/10/31	195	168
BPCE S.A. 144A 7.003%, 10/19/34(2)	250	273
Capital One Financial Corp.
2.359%, 7/29/32	125	108
6.377%, 6/8/34	80	84
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)	130	133
Charles Schwab Corp. (The) Series H 4.000% (7)	— (8)	176
Citadel Finance LLC
144A 4.750%, 2/14/29(2)	115	113
144A 5.150%, 2/14/31(2)	20	20
Citigroup, Inc.
3.980%, 3/20/30	120	118
6.174%, 5/25/34	122	126
Corebridge Financial, Inc. 6.375%, 9/15/54	235	231
Deutsche Bank AG 5.403%, 9/11/35	180	179
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)	130	122
F&G Annuities & Life, Inc. 6.500%, 6/4/29	150	151
Fifth Third Bancorp 4.337%, 4/25/33	155	149
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)	185	183
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(2)	130	132
FS Luxembourg S.a.r.l. 144A 8.625%, 6/25/33(2)	73	72
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(2)	142	152
Global Payments, Inc. 5.550%, 11/15/35	125	120
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35	75	75
6.450%, 5/1/36	85	90
5.065%, 1/21/37	55	54
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	175	176
Huntington Bancshares, Inc.
5.709%, 2/2/35	130	133
6.141%, 11/18/39	60	61
Icon Investments Six DAC 6.000%, 5/8/34	125	127
Imperial Brands Finance plc 144A 5.625%, 7/1/35(2)	175	176
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)	180	179
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
JPMorgan Chase & Co.
2.956%, 5/13/31	$270	$252
1.953%, 2/4/32	160	141
KeyCorp 6.401%, 3/6/35	185	196
Morgan Stanley
6.342%, 10/18/33	90	96
5.948%, 1/19/38	152	156
MSCI, Inc. 144A 3.625%, 9/1/30(2)	191	181
NatWest Group plc 6.475%, 6/1/34	200	208
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	165	170
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)	115	117
PNC Financial Services Group, Inc. (The)
5.575%, 1/29/36	135	138
5.423%, 1/25/41	50	49
Prudential Financial, Inc.
5.125%, 3/1/52	73	70
6.750%, 3/1/53	145	150
Reinsurance Group of America, Inc. 6.650%, 9/15/55	145	144
Societe Generale S.A. 144A 6.066%, 1/19/35(2)	200	206
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34	80	79
State Street Corp.
6.123%, 11/21/34	85	90
Series I 6.700%(7)	— (8)	122
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)	125	123
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(2)	170	166
Texas Capital Bancshares, Inc. 5.301%, 2/27/32	70	69
Toronto-Dominion Bank (The) 8.125%, 10/31/82	190	196
UBS Group AG
144A 7.000%(2)(7)	125	121
144A 4.988%, 8/5/33(2)	125	124
Wells Fargo & Co.
6.125%	— (8)	85
5.389%, 4/24/34	140	142
		9,746

Health Care—1.2%
180 Medical, Inc. 144A 5.300%, 10/8/35(2)	170	167
Baxter International, Inc. 3.132%, 12/1/51	280	160
Dentsply Sirona, Inc. 3.250%, 6/1/30	170	157
HCA, Inc. 5.500%, 6/1/33	165	168
Smith & Nephew plc 5.400%, 3/20/34	140	142
	Par Value(1)	Value

Health Care—continued
Universal Health Services, Inc. 2.650%, 1/15/32	$258	$225
		1,019

Industrials—1.7%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)	77	74
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	156	156
Boeing Co. (The)
3.750%, 2/1/50	85	60
5.805%, 5/1/50	50	48
5.930%, 5/1/60	69	66
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	172	158
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	180	163
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	154	153
DP World Ltd. 144A 6.850%, 7/2/37(2)	20	21
Regal Rexnord Corp. 6.400%, 4/15/33	160	169
Stanley Black & Decker, Inc. 6.707%, 3/15/60	125	122
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	168	173
		1,363

Information Technology—0.8%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	85	87
144A 4.000%, 7/1/29(2)	140	135
Gartner, Inc. 144A 3.750%, 10/1/30(2)	175	159
Nokia Oyj 6.625%, 5/15/39	55	58
Oracle Corp.
5.500%, 8/3/35	130	124
6.900%, 11/9/52	60	57
		620

Materials—0.9%
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	260	257
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)	164	168
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(2)	37	36
Sonoco Products Co. 5.000%, 9/1/34	140	137
Westlake Corp. 5.550%, 11/15/35	125	125
		723

Real Estate—0.0%
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	33	33
Utilities—1.8%
CMS Energy Corp. 4.750%, 6/1/50	225	218
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Utilities—continued
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(2)	$34	$35
Dominion Energy, Inc.
6.200%, 2/15/56	80	79
Series B 7.000%, 6/1/54	95	101
Electricite de France S.A. 144A 6.900%, 5/23/53(2)	200	214
ENEL Finance International N.V. 144A 7.500%, 10/14/32(2)	150	169
Entergy Corp. 7.125%, 12/1/54	190	195
Eskom Holdings 144A 8.450%, 8/10/28(2)	59	62
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	160	167
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	151	163
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(2)	38	38
		1,441

Total Corporate Bonds and Notes (Identified Cost $18,590)		18,746

Leveraged Loans—0.0%
Energy—0.0%
Paragon Offshore Finance Co. Escrow 3.750%, 7/19/27(3)(9)	— (6)	—
Total Leveraged Loans (Identified Cost $—)(6)		—

	Shares
Common Stocks—0.0%
Consumer Discretionary—0.0%
NMG Parent LLC Escrow(9)(10)	271	—
West Marine(9)(10)	150	—
		—

Health Care—0.0%
Endo GUC Trust Class A Escrow(9)(10)	7,290	—
Lannett Co., Inc.(9)(10)	1,387	22
		22

Total Common Stocks (Identified Cost $50)		22

Affiliated Mutual Funds—46.1%
Fixed Income Funds—46.1%
Virtus Newfleet ABS MACS(11)(12)	1,090,002	10,780
Virtus Newfleet CMBS MACS(11)(12)	422,044	4,204
Virtus Newfleet Floating Rate MACS(11)(12)	545,647	5,227
Virtus Newfleet High Yield MACS(11)(12)	962,504	9,307
	Shares	Value

	Fixed Income Funds—continued
Virtus Newfleet RMBS MACS(11)(12)	836,573	$8,458
	Total Affiliated Mutual Funds (Identified Cost $38,489)	37,976

	Total Long-Term Investments—98.6% (Identified Cost $81,585)	81,193

	TOTAL INVESTMENTS—98.6% (Identified Cost $81,585)	$81,193
	Other assets and liabilities, net—1.4%	1,155
	NET ASSETS—100.0%	$82,348

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
CMBS	Commercial Mortgage-Backed Securities
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
LP	Limited Partnership
MACS	Managed Account Completion Shares
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
plc	Public Limited Company
RMBS	Residential Mortgage-Backed Securities
S.a.r.l.	Société à responsabilité limitée

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to a value of $12,075 or 14.7% of net assets.

(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of March 31, 2026.
(6)	Amount is less than $500 (not in thousands).
(7)	No contractual maturity date.
(8)	Value shown as par value.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	Non-income producing.
(11)	Affiliated investment.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Country Weightings†
United States	79%
Mexico	2
United Kingdom	1
South Africa	1
Brazil	1
France	1
Saudi Arabia	1
Other	14
Total	100%
† % of total investments as of March 31, 2026.

Centrally cleared credit default swaps - sell protection(1) outstanding as of March 31, 2026 was as follows:
Reference Entity	Payment Frequency	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.HY.CDSI.S46	Quarterly	5.000%	6/20/31	$790	$39	$31	$8	$—
Total					$39	$31	$8	$—

Footnote Legend:
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$3,879	$—	$3,879	$—
Foreign Government Securities	11,771	—	11,771	—
Mortgage-Backed Securities	8,671	—	8,671	—
Convertible Bonds and Notes	128	—	128	—
Corporate Bonds and Notes	18,746	—	18,746	—
Leveraged Loans	—	—	—	—
Equity Securities:
Common Stocks	22	—	—	22
Affiliated Mutual Funds	37,976	37,976	—	—
Other Financial Instruments:
Centrally Cleared Credit Default Swaps	39	—	39	—
Total Investments	$81,232	$37,976	$43,234	$22
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2026.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Series’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual financial statements.